Segment Information (Schedule of Revenues by Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 41,841	[1]	$ 40,890	$ 40,520	$ 40,535	$ 42,119	[2]	$ 39,091	$ 33,015	$ 32,576	$ 163,786	$ 146,801	$ 132,447
Net Property, Plant & Equipment	124,899					124,450					124,899	124,450	112,898
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											154,039	140,234	129,772
Net Property, Plant & Equipment	118,664					118,515					118,664	118,515	112,092
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											2,797	1,224	142
Net Property, Plant & Equipment	1,265					1,384					1,265	1,384	33
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											2,348	1,157	99
Net Property, Plant & Equipment	1,828					1,530					1,828	1,530	67
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											2,472	2,046	94
Net Property, Plant & Equipment	2,520					2,369					2,520	2,369	20
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											2,130	2,140	2,340
Net Property, Plant & Equipment	$ 622					$ 652					$ 622	$ 652	$ 686

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).